Supplemental Cash Flow Information	12 Months Ended
Dec. 31, 2021
Supplemental Cash Flow Elements [Abstract]
Supplemental Cash Flow Information

16. Supplemental Cash Flow Information

Cash flows related to interest and leases and non-cash investing and financing activities were as follows ($ in thousands):

	Years ended December 31,
	2021	2020
Supplemental disclosures:
Cash paid for interest	$4	$—
Cash paid for amounts included in the measurement of operating lease liabilities	1,152	134
Non-cash investing and financing activities:
Right-of-use assets obtained in exchange for new operating lease liabilities	$16,757	$601
Warrants assumed as part of Business Combination	10,880	—
Fair value of contingent consideration for HelioHeat Acquisition	2,009	—
Transaction costs incurred but not yet paid	1,474	—
Net working capital assumed as part of Business Combination	1,153	—
Capital expenditures incurred but not yet paid	429	25
Non-cash settlement of note receivable	45	—

The following reconciles cash, cash equivalents and restricted cash ($ in thousands):

	December 31,
	2021	2020
Reconciliation of cash, cash equivalents and restricted cash
Cash and cash equivalents	$190,081	$18,334
Restricted cash	1,500	—
Total cash, cash equivalents and restricted cash	$191,581	$18,334